UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07075

T. Rowe Price Communications & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Communications & Technology Fund

Investor Class (PRMTX)

This annual shareholder report contains important information about Communications & Technology Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communications & Technology Fund - Investor Class	$92	0.77%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by by favorable economic data and corporate earnings reports alongside easing inflationary pressures and interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, further boosting stocks into year end. Large-cap and growth stocks performed best with notable strength from technology leaders at the forefront of artificial intelligence innovation.

  Streaming video service provider Netflix and semiconductor company NVIDIA were top absolute contributors for the fund in 2024. Netflix posted record subscriber growth, capitalizing on the competitive retrenchment of legacy media peers faced with over-levered balance sheets and deteriorating pay TV cash flows. Shares of NVIDIA advanced on strong graphics processing unit demand as large-cap technology platforms accelerated their investments behind AI model development. Advances in frontier model capabilities coupled with progress on AI monetization intensified the arms race unfolding at the infrastructure layer, benefiting NVIDIA as the leader in AI compute and networking solutions.

  Telecom services holdings in Comcast and American Tower detracted on an absolute basis. Comcast’s cable broadband unit faced ongoing share loss to fixed wireless and fiber competition. Muted macro tower demand pressured American Tower shares with U.S. mobile carriers having completed the bulk of their initial 5G network deployments.

  The portfolio reflects our focus on digital disruptors and the infrastructure operators enabling digital disruption. We aim to invest behind durable secular trends in the technology, media, and telecommunications space, balancing high conviction with responsible concentration when sizing positions in the portfolio.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2015	10,300	10,244	10,151	10,095
2015	10,669	10,297	10,541	10,123
2015	10,109	9,335	9,622	9,471
2015	11,200	9,816	10,213	10,138
2016	11,053	9,854	10,688	10,275
2016	11,459	9,971	10,811	10,527
2016	12,436	10,512	10,663	10,933
2016	12,039	10,649	10,286	11,351
2017	13,537	11,399	10,629	12,039
2017	14,427	11,907	10,856	12,411
2017	15,249	12,539	11,162	12,967
2017	16,010	13,271	11,353	13,829
2018	16,608	13,159	10,728	13,724
2018	17,475	13,254	10,425	14,195
2018	18,046	13,837	10,943	15,290
2018	15,718	12,086	10,122	13,223
2019	18,718	13,576	11,240	15,027
2019	19,691	14,092	11,848	15,674
2019	19,310	14,106	11,835	15,940
2019	21,053	15,385	12,663	17,386
2020	19,772	12,115	10,289	13,979
2020	26,017	14,464	12,168	16,850
2020	29,527	15,658	13,256	18,355
2020	32,350	17,974	15,488	20,585
2021	32,433	18,815	16,259	21,856
2021	36,225	20,231	17,305	23,724
2021	36,288	20,039	16,833	23,863
2021	35,483	21,395	15,910	26,494
2022	30,285	20,270	14,377	25,276
2022	23,182	17,122	11,797	21,206
2022	21,589	15,974	10,274	20,170
2022	21,082	17,552	10,727	21,696
2023	24,158	18,859	12,417	23,322
2023	26,393	20,056	12,936	25,361
2023	25,664	19,394	12,602	24,531
2023	29,362	21,556	14,090	27,399
2024	33,610	23,348	15,311	30,291
2024	35,546	24,052	15,623	31,589
2024	37,428	25,667	16,832	33,448
2024	40,554	25,439	17,411	34,254

202501-4140694, 202502-4108262

F121-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Communications & Technology Fund (Investor Class)	38.12%	14.01%	15.03%
MSCI All Country World Index (Regulatory Benchmark)	18.02	10.58	9.79
MSCI World IMI Communications Services 10/40 Index (Strategy Benchmark)	23.57	6.58	5.70
S&P 500 Index (Previous Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$9,761,108
  Number of Portfolio Holdings78
  Investment Advisory Fees Paid (000s)$54,151
  Portfolio Turnover Rate38.4%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	20.1%
Direct-to-Consumer Subscription Services	10.7
U.S. Wireless	9.3
U.S. Internet Retail	7.3
Infrastructure and Developer Tool Software	5.8
Digital Systems	5.5
Consumer Electronics	4.9
Industry-Specific Software	4.9
U.S. Internet Services	4.0
Other	27.5

Top Ten Holdings (as a % of Net Assets)

Meta Platforms	8.5%
Netflix	8.4
Alphabet	7.7
Amazon.com	6.6
NVIDIA	5.5
T-Mobile U.S.	5.4
Microsoft	5.4
Apple	4.9
AT&T	2.4
Shopify	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Communications & Technology Fund

Investor Class (PRMTX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Communications & Technology Fund

I Class (TTMIX)

This annual shareholder report contains important information about Communications & Technology Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communications & Technology Fund - I Class	$80	0.67%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns, lifted by by favorable economic data and corporate earnings reports alongside easing inflationary pressures and interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, further boosting stocks into year end. Large-cap and growth stocks performed best with notable strength from technology leaders at the forefront of artificial intelligence innovation.

  Streaming video service provider Netflix and semiconductor company NVIDIA were top absolute contributors for the fund in 2024. Netflix posted record subscriber growth, capitalizing on the competitive retrenchment of legacy media peers faced with over-levered balance sheets and deteriorating pay TV cash flows. Shares of NVIDIA advanced on strong graphics processing unit demand as large-cap technology platforms accelerated their investments behind AI model development. Advances in frontier model capabilities coupled with progress on AI monetization intensified the arms race unfolding at the infrastructure layer, benefiting NVIDIA as the leader in AI compute and networking solutions.

  Telecom services holdings in Comcast and American Tower detracted on an absolute basis. Comcast’s cable broadband unit faced ongoing share loss to fixed wireless and fiber competition. Muted macro tower demand pressured American Tower shares with U.S. mobile carriers having completed the bulk of their initial 5G network deployments.

  The portfolio reflects our focus on digital disruptors and the infrastructure operators enabling digital disruption. We aim to invest behind durable secular trends in the technology, media, and telecommunications space, balancing high conviction with responsible concentration when sizing positions in the portfolio.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
3/23/16	500,000	500,000	500,000	500,000
3/31/16	509,506	506,144	506,740	505,816
6/30/16	528,298	512,151	512,593	518,235
9/30/16	573,560	539,955	505,561	538,198
12/31/16	555,395	546,989	487,705	558,780
3/31/17	624,679	585,537	503,974	592,676
6/30/17	665,936	611,617	514,735	610,979
9/30/17	704,053	644,089	529,202	638,353
12/31/17	739,360	681,681	538,263	680,770
3/31/18	767,238	675,946	508,648	675,602
6/30/18	807,598	680,791	494,298	698,801
9/30/18	834,250	710,737	518,852	752,684
12/31/18	726,752	620,812	479,896	650,922
3/31/19	865,769	697,331	532,933	739,760
6/30/19	911,021	723,845	561,753	771,598
9/30/19	893,634	724,570	561,114	784,702
12/31/19	974,595	790,272	600,392	855,875
3/31/20	915,490	622,284	487,837	688,140
6/30/20	1,205,039	742,963	576,900	829,507
9/30/20	1,367,891	804,267	628,504	903,577
12/31/20	1,499,129	923,227	734,324	1,013,345
3/31/21	1,503,269	966,446	770,866	1,075,919
6/30/21	1,679,462	1,039,196	820,505	1,167,897
9/30/21	1,682,857	1,029,308	798,100	1,174,695
12/31/21	1,645,932	1,098,976	754,338	1,304,230
3/31/22	1,405,224	1,041,188	681,667	1,244,255
6/30/22	1,075,858	879,509	559,315	1,043,916
9/30/22	1,002,126	820,512	487,105	992,946
12/31/22	978,894	901,592	508,608	1,068,023
3/31/23	1,121,866	968,689	588,744	1,148,093
6/30/23	1,225,856	1,030,182	613,335	1,248,461
9/30/23	1,192,352	996,190	597,502	1,207,594
12/31/23	1,364,441	1,107,220	668,030	1,348,781
3/31/24	1,562,252	1,199,294	725,942	1,491,157
6/30/24	1,652,631	1,235,437	740,751	1,555,035
9/30/24	1,740,623	1,318,431	798,075	1,646,573
12/31/24	1,886,522	1,306,688	825,494	1,686,242

202501-4140694, 202502-4108262

F214-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Communications & Technology Fund (I Class)	38.26%	14.12%	16.34%
MSCI All Country World Index (Regulatory Benchmark)	18.02	10.58	11.57
MSCI World IMI Communications Services 10/40 Index (Strategy Benchmark)	23.57	6.58	5.88
S&P 500 Index (Previous Benchmark)	25.02	14.53	14.86

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$9,761,108
  Number of Portfolio Holdings78
  Investment Advisory Fees Paid (000s)$54,151
  Portfolio Turnover Rate38.4%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	20.1%
Direct-to-Consumer Subscription Services	10.7
U.S. Wireless	9.3
U.S. Internet Retail	7.3
Infrastructure and Developer Tool Software	5.8
Digital Systems	5.5
Consumer Electronics	4.9
Industry-Specific Software	4.9
U.S. Internet Services	4.0
Other	27.5

Top Ten Holdings (as a % of Net Assets)

Meta Platforms	8.5%
Netflix	8.4
Alphabet	7.7
Amazon.com	6.6
NVIDIA	5.5
T-Mobile U.S.	5.4
Microsoft	5.4
Apple	4.9
AT&T	2.4
Shopify	2.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Communications & Technology Fund

I Class (TTMIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$46,733
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRMTX Communications &
Technology Fund
TTMIX Communications &
Technology Fund–
.
I Class

T. ROWE PRICE Communications & Technology Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 119.52 $ 92.54 $ 182.60 $ 180.49 $ 123.76
Investment activities
Net investment income
(loss)
(1)(2)
0.01 0.25 (0.37) (0.97) (0.58)
Net realized and unrealized
gain/loss 46.05 35.98 (73.49) 18.33 66.86
Total from investment
activities 46.06 36.23 (73.86) 17.36 66.28
Distributions
Net investment income — (0.23) — — —
Net realized gain (11.39) (9.02) (16.20) (15.25) (9.55)
Total distributions (11.39) (9.25) (16.20) (15.25) (9.55)
NET ASSET VALUE
End of period $ 154.19 $ 119.52 $ 92.54 $ 182.60 $ 180.49

T. ROWE PRICE Communications & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
38.12% 39.28% (40.58)% 9.68% 53.66%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.80% 0.82% 0.82% 0.75% 0.75%
Net expenses after
waivers/payments by Price
Associates 0.77% 0.77% 0.77% 0.75% 0.75%
Net investment income (loss) 0.00% 0.22% (0.27)% (0.50)% (0.38)%
Portfolio turnover rate 38.4% 33.9% 30.8% 16.9% 19.1%
Net assets, end of period (in
millions) $5,657 $4,592 $3,637 $10,436 $10,140
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Communications & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 120.02 $ 92.91 $ 183.05 $ 181.06 $ 124.00
Investment activities
Net investment income
(loss)
(1)(2)
0.15 0.35 (0.22) (0.77) (0.42)
Net realized and unrealized
gain/loss 46.28 36.13 (73.72) 18.38 67.03
Total from investment
activities 46.43 36.48 (73.94) 17.61 66.61
Distributions
Net investment income (0.14) (0.35) — — —
Net realized gain (11.39) (9.02) (16.20) (15.62) (9.55)
Total distributions (11.53) (9.37) (16.20) (15.62) (9.55)
NET ASSET VALUE
End of period $ 154.92 $ 120.02 $ 92.91 $ 183.05 $ 181.06
Ratios/Supplemental Data
Total return
(2)(3)
38.26% 39.39% (40.53)% 9.79% 53.82%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.67% 0.68% 0.68% 0.64% 0.65%
Net expenses after waivers/
payments by Price Associates 0.67% 0.68% 0.68% 0.64% 0.65%
Net investment income (loss) 0.10% 0.31% (0.17)% (0.39)% (0.27)%
Portfolio turnover rate 38.4% 33.9% 30.8% 16.9% 19.1%
Net assets, end of period (in
thousands) $4,103,866 $2,965,724 $2,253,030 $1,112,169 $783,846
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Communications & Technology Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.3%
CONSUMER/RETAIL  0.9%
Consumer Services  0.9%
Duolingo (1)(2) 269,900 87,510
Total Consumer/Retail 87,510
FINANCIAL SERVICES  4.1%
Other Financial Services  0.3%
NU Holdings, Class A (1)(2) 3,036,600 31,459
31,459
Payments  3.8%
Mastercard, Class A (2) 286,000 150,599
Stripe, Class B, Acquisition Date: 5/18/21, Cost $7,901 (1)(3)(4) 196,898 5,417
Visa, Class A  670,200 211,810
367,826
Total Financial Services 399,285
HARDWARE  4.9%
Consumer Electronics  4.9%
Apple  1,906,900 477,526
Total Hardware 477,526
INDUSTRIALS  1.7%
Other Industrials  1.3%
Roper Technologies (2) 252,000 131,002
131,002
Transportation Technology Services  0.4%
Uber Technologies (1)(2) 709,134 42,775
42,775
Total Industrials 173,777
INTERNET  33.8%
Rest of World Internet Retail  2.5%
Coupang (1)(2) 2,187,700 48,085
MercadoLibre (1) 115,500 196,401
244,486
U.S. Internet Media/Advertising  20.1%
Alphabet, Class C  3,949,960 752,230
AppLovin, Class A (1) 598,259 193,734
Meta Platforms, Class A  1,412,402 826,976
Pinterest, Class A (1)(2) 404,179 11,721

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Trade Desk, Class A (1) 1,526,100 179,363
1,964,024
U.S. Internet Retail  7.3%
Amazon.com (1) 2,926,900 642,132
Carvana (1) 361,500 73,515
715,647
U.S. Internet Services  3.9%
Airbnb, Class A (1) 53,992 7,095
Booking Holdings  43,672 216,981
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $39,325 (1)
(3)(4) 23,072 30,535
DoorDash, Class A (1) 754,423 126,554
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(3)(4) 186,860 6
381,171
Total Internet 3,305,328
IT SERVICES  1.4%
Data Centers  1.4%
Equinix, REIT  140,756 132,717
Total IT Services 132,717
MEDIA & ENTERTAINMENT  14.9%
Direct-to-Consumer Subscription Services  10.7%
Netflix (1) 924,780 824,275
Spotify Technology (1) 499,000 223,243
1,047,518
Diversified Media  1.1%
Walt Disney (2) 1,007,310 112,164
112,164
Live Entertainment  1.8%
Liberty Media Corp-Liberty Formula One, Class C (1) 1,144,300 106,031
Live Nation Entertainment (1)(2) 574,507 74,399
180,430
Outdoor Advertising  0.3%
Lamar Advertising, Class A, REIT (2) 212,500 25,870
25,870
Publishing  0.4%
News, Class A (2) 1,397,400 38,484
38,484

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Video Gaming  0.6%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $25,083 (1)(3)(4) 35,499 22,617
Nintendo (JPY)  666,800 38,835
61,452
Total Media & Entertainment 1,465,918
SEMICONDUCTORS  9.9%
Digital Systems  5.5%
NVIDIA  3,972,300 533,440
533,440
Foundry  1.4%
Taiwan Semiconductor Manufacturing, ADR  695,900 137,433
137,433
Processors  2.6%
Advanced Micro Devices (1) 220,000 26,574
Broadcom  644,000 149,305
Marvell Technology  344,500 38,050
QUALCOMM  279,800 42,983
256,912
Semiconductor Capital Equipment  0.4%
ASML Holding  49,200 34,100
34,100
Total Semiconductors 961,885
SOFTWARE  14.6%
Back-Office Applications Software  0.8%
Intuit (2) 39,800 25,014
Samsara, Class A (1) 1,283,400 56,072
81,086
Collaboration and Productivity Software  2.9%
Atlassian, Class A (1) 299,399 72,868
ServiceNow (1) 195,492 207,245
280,113
Front-Office Applications Software  0.6%
Salesforce  165,500 55,332
55,332
Industry-Specific Software  4.9%
Constellation Software (CAD)  46,816 144,765
Constellation Software, Warrants, 3/31/40 (CAD) (1)(4) 50,816 —
Descartes Systems Group (1)(2) 404,500 45,951

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Shopify, Class A (1) 2,128,570 226,331
Tyler Technologies (1) 98,501 56,800
473,847
Infrastructure and Developer Tool Software  5.4%
Microsoft  1,242,800 523,840
523,840
Security Software  0.0%
Socure, Acquisition Date: 12/22/21, Cost $2,073 (1)(3)(4) 129,020 537
537
Total Software 1,414,755
TELECOM SERVICES  12.1%
Towers  0.8%
American Tower, REIT  411,200 75,418
75,418
U.S. Cable/Satellite  2.0%
Charter Communications, Class A (1) 134,600 46,137
Comcast, Class A  3,411,185 128,022
Liberty Broadband, Class C (1) 345,803 25,852
200,011
U.S. Wireless  9.3%
AT&T (2) 10,170,800 231,589
T-Mobile U.S.  2,388,530 527,220
Verizon Communications (2) 3,602,072 144,047
902,856
Total Telecom Services 1,178,285
Total Common Stocks (Cost $4,087,781) 9,596,986
CONVERTIBLE PREFERRED STOCKS  1.4%
INDUSTRIALS  0.1%
Transportation Technology Services  0.1%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915 (1)
(3)(4) 127,117 10,207
Total Industrials 10,207
INTERNET  0.8%
China Internet Media/Advertising  0.7%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $11,186 (1)
(3)(4) 226,945 61,407
61,407

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Services  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,560 (1)(3)(4) 1,502 1,988
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $368 (1)(3)(4) 216 286
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $39 (1)(3)(4) 23 30
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(3)(4) 2 3
Flexe, Series C, Acquisition Date: 11/18/20, Cost $7,501 (1)(3)
(4) 616,504 4,716
Flexe, Series D, Acquisition Date: 4/7/22, Cost $2,818 (1)(3)(4) 138,152 1,057
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(3)(4) 560,560 90
8,170
Total Internet 69,577
SOFTWARE  0.5%
Collaboration and Productivity Software  0.1%
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $30,420 (1)(3)(4) 162,425 9,476
9,476
Infrastructure and Developer Tool Software  0.4%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,349 (1)
(3)(4) 90,486 8,370
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $16,290 (1)(3)(4) 221,679 20,505
Databricks, Series I, Acquisition Date: 9/14/23, Cost $3,418 (1)
(3)(4) 46,502 4,301
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $5,099 (1)(3)(4) 55,120 5,099
38,275
Security Software  0.0%
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,520 (1)
(3)(4) 156,804 652
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,068 (1)
(3)(4) 128,696 535
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(3)(4) 2,328 10
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,793 (1)
(3)(4) 298,293 1,241
2,438
Total Software 50,189
Total Convertible Preferred Stocks (Cost $109,584) 129,973

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Treasury Reserve Fund, 4.52% (5)(6) 41,819,031 41,819
Total Short-Term Investments (Cost $41,819) 41,819
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 9,229,004 9,229
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 9,229
Total Securities Lending Collateral (Cost $9,229) 9,229
Total Investments in Securities
100.2% of Net Assets
(Cost $4,248,413) $ 9,778,007
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2024.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $189,085 and represents 1.9% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
JPY Japanese Yen
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.52% — — 484
Totals $ —# $ — $ 484+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 14,659  ¤  ¤ $ 9,229
T. Rowe Price Treasury
Reserve Fund, 4.52% 674  ¤  ¤ 41,819
Total $ 51,048^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $484 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $51,048.

T. ROWE PRICE Communications & Technology Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $4,248,413) $ 9,778,007
Receivable for shares sold 5,151
Dividends receivable 1,597
Foreign currency (cost $3) 3
Other assets 87
Total assets 9,784,845
Liabilities
Obligation to return securities lending collateral 9,229
Payable for shares redeemed 8,084
Investment management fees payable 5,424
Due to affiliates 481
Payable to directors 7
Other liabilities 512
Total liabilities 23,737
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 9,761,108
Net Assets Consist of:
Total distributable earnings (loss) $ 5,579,575
Paid-in capital applicable to 63,179,774 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 4,181,533
NET ASSETS $ 9,761,108
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $5,657,242; Shares outstanding: 36,689,650) $ 154.19
I Class
(Net assets: $4,103,866; Shares outstanding: 26,490,124) $ 154.92

T. ROWE PRICE Communications & Technology Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $495) $ 67,736
Securities lending 28
Other 28
Total income 67,792
Expenses
Investment management 55,645
Shareholder servicing
Investor Class $ 8,083
I Class 989 9,072
Prospectus and shareholder reports
Investor Class 152
I Class 17 169
Custody and accounting 355
Registration 108
Legal and audit 67
Directors 28
Miscellaneous 23
Waived / paid by Price Associates (1,494)
Total expenses 63,973
Net investment income 3,819

T. ROWE PRICE Communications & Technology Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 694,785
Foreign currency transactions (14)
Net realized gain 694,771
Change in net unrealized gain / loss
Securities 2,092,033
Other assets and liabilities denominated in foreign currencies 3
Change in net unrealized gain / loss 2,092,036
Net realized and unrealized gain / loss 2,786,807
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,790,626

T. ROWE PRICE Communications & Technology Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,819 $ 17,609
Net realized gain 694,771 621,901
Change in net unrealized gain / loss 2,092,036 1,589,835
Increase in net assets from operations 2,790,626 2,229,345
Distributions to shareholders
Net earnings
Investor Class (393,515) (333,671)
I Class (287,469) (216,904)
Decrease in net assets from distributions (680,984) (550,575)
Capital share transactions
*
Shares sold
Investor Class 529,921 432,213
I Class 468,458 231,346
Distributions reinvested
Investor Class 379,197 321,411
I Class 267,049 200,453
Shares redeemed
Investor Class (1,103,957) (832,029)
I Class (447,191) (364,251)
Increase (decrease) in net assets from capital
share transactions 93,477 (10,857)
Net Assets
Increase during period 2,203,119 1,667,913
Beginning of period 7,557,989 5,890,076
End of period $ 9,761,108 $ 7,557,989
*Share information (000s)
Shares sold
Investor Class 3,664 3,906
I Class 3,233 2,063
Distributions reinvested
Investor Class 2,350 2,723
I Class 1,647 1,691
Shares redeemed
Investor Class (7,747) (7,508)
I Class (3,100) (3,294)
Increase (decrease) in shares outstanding 47 (419)

T. ROWE PRICE Communications & Technology Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund seeks to provide long-term capital growth. The fund has two classes of shares: the
Communications & Technology Fund (Investor Class) and the Communications
& Technology Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized

T. ROWE PRICE Communications & Technology Fund

gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Communications & Technology Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Communications & Technology Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Communications & Technology Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,354,274 $ 183,600 $ 59,112 $ 9,596,986
Convertible Preferred Stocks — — 129,973 129,973
Short-Term Investments 41,819 — — 41,819
Securities Lending Collateral 9,229 — — 9,229
Total $ 9,405,322 $ 183,600 $ 189,085 $ 9,778,007

T. ROWE PRICE Communications & Technology Fund

accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2024, totaled $30,289,000 for the year ended December 31, 2024.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
12/31/24
Investment in Securities
Common Stocks $ 70,384 $ 13,081 $ — $ (24,353) $ 59,112
Convertible Preferred Stocks 114,707 17,483 5,099 (7,316) 129,973
Total $ 185,091 $ 30,564 $ 5,099 $ (31,669) $ 189,085

T. ROWE PRICE Communications & Technology Fund

the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $8,893,000; the value of cash collateral and related investments was $9,229,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,348,217,000 and
$3,954,688,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.

T. ROWE PRICE Communications & Technology Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 3,587 $ 16,369
Long-term capital gain 677,397 534,206
Total distributions $ 680,984 $ 550,575
($000s)
Cost of investments $ 4,262,686
Unrealized appreciation $ 5,610,072
Unrealized depreciation (94,751)
Net unrealized appreciation (depreciation) $ 5,515,321
($000s)
Undistributed ordinary income $ 86
Undistributed long-term capital gain 64,168
Net unrealized appreciation (depreciation) 5,515,321
Total distributable earnings (loss) $ 5,579,575

T. ROWE PRICE Communications & Technology Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total

T. ROWE PRICE Communications & Technology Fund

expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $6,211,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Investor
Class I Class
Expense limitation/I Class Limit 0.77% 0.05%
Expense limitation date 02/28/27 02/28/27
(Waived)/repaid during the period ($000s) $(1,494) $—

T. ROWE PRICE Communications & Technology Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $4,407,000 for T. Rowe Price Services, Inc.; and $584,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Communications & Technology Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Communications & Technology Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Communications & Technology Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price
Communications & Technology Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Communications & Technology
Fund, Inc. (the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Communications & Technology Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Communications & Technology Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $710,329,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $58,372,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $56,111,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F121-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Communications & Technology Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025